Stockholders’ Equity (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 01, 2019	Feb. 17, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 23, 2022	Nov. 24, 2021
Stockholders’ Equity (Details) [Line Items]
Common Stock, Shares Authorized							2,300,000
Common stock par value (in Dollars per share)						$ 0.00001
Aggregate shares		2,222,222
Common stock price per share (in Dollars per share)		$ 9
Underwriting discount percentage						8.00%
Other offering costs (in Dollars)						$ 17,100,000
Warrants to purchase shares of common stock						111,111
Exercise price per share (in Dollars per share)						$ 10.35
Warrants exercisable			111,111
Fair value price per share (in Dollars per share)			$ 56.5
Common stock, shares, issued				3,200,000	3,200,000
Conversion price, per shares (in Dollars per share)			$ 1.52	$ 1.52
Offering netting proceeds (in Dollars)			$ 50,000,000	$ 50,000,000
Offering price percentage			300.00%	300.00%
Cumulative dividends, per share			8.00%
Cumulative dividends (in Dollars)			$ 1,586,162	$ 1,489,803
Cumulative dividends per series seed share (in Dollars per share)			$ 1.38
Description of liquidation preference				As of December 31, 2021, and all other prior historical periods, the Liquidation Preference Amount was equal to two times the Series Seed Original Issue Price per share, plus unpaid cumulative dividends.
Shares issued	1,146,138		1,600,000
Preferred stock, shares authorized			10,000,000	10,000,000	1,150,000		1,150,000
Common stock, par value (in Dollars per share)			$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001
Preferred stock, per share (in Dollars per share)	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares, outstanding				3,200,000	3,200,000
Voting rights				one
Preferred stock, shares issued			0	1,146,138	1,146,138
Preferred stock, shares outstanding			0	1,146,138	1,146,138
Dividends rate of percentage				8.00%
Series seed per share (in Dollars per share)				$ 1.3
Purchase price per share (in Dollars per share)	$ 6.09
Received amount (in Dollars)	$ 6,900,000
Net of offering costs (in Dollars)	$ 45,000
Purchase of shares					688,800
Fair value (in Dollars)					$ 500,000
Stock-based compensation expense (in Dollars)				$ 68,000
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized						250,000,000
Preferred stock par value (in Dollars per share)						$ 0.00001
Common stock, shares, issued			11,048,587	3,200,000
Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common Stock, Shares Authorized						10,000,000
Common stock par value (in Dollars per share)						$ 0.00001
2019 Equity Incentive Plan [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued			1,400,000
Series Seed Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares designated			1,150,000			1,150,000
Common stock, shares, issued			0	1,146,138
Shares issued	1,146,138
Preferred stock, shares authorized				1,150,000
Original Issue Price [Member]
Stockholders’ Equity (Details) [Line Items]
Original issue price per share (in Dollars per share)			$ 6.09
Price per share (in Dollars per share)				$ 6.09
2019 Plan [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock issuance				1,400,000
Board of Directors [Member]
Stockholders’ Equity (Details) [Line Items]
Common Stock, Shares Authorized							250,000,000
Preferred stock, shares authorized							10,000,000
Board of Directors [Member] | Series Seed Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized							1,150,000